SCHEDULE OF FAIR VALUE OF ASSETS AND LIABILITIES (Details) - CAD ($)	Jan. 31, 2024	Jan. 31, 2023
IfrsStatementLineItems [Line Items]
Cash	$ 25,699	$ 20,776
Cash [Member]
IfrsStatementLineItems [Line Items]
Cash	25,699
Level 1 of fair value hierarchy [member] | Cash [Member]
IfrsStatementLineItems [Line Items]
Cash	25,699
Level 2 of fair value hierarchy [member] | Cash [Member]
IfrsStatementLineItems [Line Items]
Cash
Level 3 of fair value hierarchy [member] | Cash [Member]
IfrsStatementLineItems [Line Items]
Cash